Investor A C And Institutional [Member] Expense Example - Investor A C and Institutional - BlackRock California Municipal Opportunities Fund	May 31, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	657
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	493
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,311
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	$ 1,591